Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, plant and equipment
The following table summarizes the Company's property and equipment balances and includes the estimated useful lives that are generally used to depreciate the assets on a straight-line basis:

		Fiscal Years Ended January 31,
(Amounts in millions)	Estimated Useful Lives	2017	2016
Land	N/A	$24,801	$25,624
Buildings and improvements	3-40 years	98,547	96,845
Fixtures and equipment	1-30 years	48,998	47,033
Transportation equipment	3-15 years	2,845	2,917
Construction in progress	N/A	4,301	4,539
Property and equipment		$179,492	$176,958
Accumulated depreciation		(71,782)	(66,787)
Property and equipment, net		$107,710	$110,171

Schedule of goodwill
The following table reflects goodwill activity, by reportable segment, for fiscal 2017 and 2016:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
Balances as of February 1, 2015	$461	$17,328	$313	$18,102
Changes in currency translation and other	—	(1,412)	—	(1,412)
Acquisitions(1)	—	5	—	5
Balances as of January 31, 2016	461	15,921	313	16,695
Changes in currency translation and other	—	(1,433)	—	(1,433)
Acquisitions(2)	1,775	—	—	1,775
Balances as of January 31, 2017	$2,236	$14,488	$313	$17,037

(1)	Goodwill recorded for fiscal 2016 acquisitions relates to acquisitions that are not significant, individually or in the aggregate, to the Company's Consolidated Financial Statements.

(2)	Goodwill recorded for fiscal 2017 Walmart U.S. acquisitions primarily relates to Jet.com, Inc. ("jet.com").

Deferred revenue, by arrangement, disclosure
The following table summarizes membership fee activity for fiscal 2017, 2016 and 2015:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Deferred membership fee revenue, beginning of year	$744	$759	$641
Cash received from members	1,371	1,333	1,410
Membership fee revenue recognized	(1,372)	(1,348)	(1,292)
Deferred membership fee revenue, end of year	$743	$744	$759